Condensed Consolidated Statements Of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012
REVENUE:
Rental revenue	$ 7,168,343	$ 3,266,221	$ 17,864,619		$ 9,550,813
Other property revenues	858,851	310,507	1,884,575		934,446
TOTAL REVENUE	8,027,194	3,576,728	19,749,194		10,485,259
OPERATING EXPENSES:
Property operations	2,580,215	1,355,755	6,299,452		3,834,482
Real estate taxes and insurance	1,016,806	580,073	2,667,452		1,636,352
General and administrative	3,112,591	865,837	6,510,773		1,482,572
Depreciation and amortization	3,312,373	772,483	8,479,325		3,554,154
Asset impairment losses			613,120
Acquisition and recapitalization costs	472,390		916,076		1,851,459
TOTAL OPERATING EXPENSES	10,494,375	3,574,148	25,486,198		12,359,019
INCOME (LOSS) FROM OPERATIONS	(2,467,181)	2,580	(5,737,004)		(1,873,760)
OTHER INCOME (EXPENSE), NET:
Other Income	26,374	19,198	69,933		247,969
Income (loss) from unconsolidated joint venture	(13,254)	2,043	41,674		41,277
Gain on bargain purchase	6,900,000		6,900,000
Interest expense	(2,210,066)	(1,202,170)	(6,110,105)		(2,509,116)
Amortization of deferred financing cost	(274,939)	(221,396)	(993,789)		(312,474)
Loss on extinguishment of debt			(1,145,657)		(537,938)
TOTAL OTHER INCOME (EXPENSE), NET	4,428,115	(1,402,325)	(1,237,944)		(3,070,282)
INCOME (LOSS) FROM CONTINUING OPERATIONS	1,960,934	(1,399,745)	(6,974,948)		(4,944,042)
DISCONTINUED OPERATIONS:
Loss on operations of rental property	(80,023)	(336,739)	(249,473)		(1,636,834)
Gain from sale of rental property			1,945,894
INCOME (LOSS) FROM DISCONTINUED OPERATIONS	(80,023)	(336,739)	1,696,421		(1,636,834)
NET INCOME (LOSS)	1,880,911	(1,736,484)	(5,278,527)		(6,580,876)
(Income) loss allocated to noncontrolling interest holders	(257,497)	381,668	911,221	[1]	1,169,980
Dividends declared and accreted on preferred stock and units	(233,753)	(160,920)	(706,531)		(214,561)
Dividends to restricted stockholders	(28,678)		(28,678)
Extinguishment of equity securities			11,715,683
Adjustments attributable to participating securities	(1,227)		(2,491,957)
NET INCOME (LOSS) ATTRIBUTABLE TO STOCKHOLDERS	$ 1,359,756	$ (1,515,736)	$ 4,121,211		$ (5,625,457)
Earnings (loss) per common share - basic and diluted
Continuing operations	$ 0.13	$ (0.32)	$ 0.31		$ (2.39)
Discontinued operations	$ (0.01)	$ (0.09)	$ 0.21		$ (0.98)
Net income (loss) attributable to common stockholders	$ 0.12	$ (0.41)	$ 0.52		$ (3.37)
Weighted average number of shares - basic and diluted	11,098,828	3,698,510	7,931,355		1,669,216
Dividends declared per common share	$ 0.095		$ 0.3375

[1]	Net of $38,760 income allocated to discontinued operations in the first quarter of 2013.